Other Current Liabilities (Tables)	6 Months Ended
Jun. 30, 2023
Other Current Liabilities [Abstract]
Schedule of Other Current Liabilities
	June 30, 2023	December 31, 2022
	U.S. dollars in thousands

Accrued vacation	3,387	3,203
Taxes payable	37	514
Contract liabilities	32	175
Accrued expenses- related party	142	142
Other Accrued expenses	2,177	2,087
	5,775	6,121